Consolidated statements of changes in equity - EUR (€) € in Millions	Total	Issued capital [member]	Share premium [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of cash flow hedges [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance as of January 1, 2020 at Dec. 31, 2019	€ 12,625	€ 179	€ 3,671	€ (303)	€ (24)	€ 978	€ 8,296	€ (201)	€ 12,597	€ 28
Total comprehensive income (loss)	242			0	46	(1,036)	1,225		235	6
Dividend distributed	26	(4)	(754)				782		25	2
Minority Buy-out	(1)									(1)
Transfer of gain on disposal of equity investments at FVTOCI to retained earnings	0			(2)			2		0
Purchase of treasury shares	130						0	130	130
Re-issuance of treasury shares	23	0	(146)				7	161	23
Forward contracts	(920)						(793)	(126)	(920)
Share call options	(31)						24	(55)	(31)
Cancellation of treasury shares		(1)					(151)	152
Share-based compensation plans	116		116						116
Income tax share-based compensation plans	(4)		(4)						(4)
Balance as of December 31, 2020 at Dec. 31, 2020	11,901	182	4,400	(305)	23	(58)	7,828	(199)	11,870	31
Total comprehensive income (loss)	4,527			(39)	(48)	1,175	3,432		4,520	7
Dividend distributed	484	(1)	(290)				773		482	2
Minority Buy-out	0									0
Transfer of gain on disposal of equity investments at FVTOCI to retained earnings	0						0		0
Purchase of treasury shares	757						0	758	757
Re-issuance of treasury shares	11		(150)				18	143	11
Forward contracts	(821)						48	(869)	(821)
Share call options	(9)						12	(21)	(9)
Cancellation of treasury shares		(7)					(1,221)	1,228
Share-based compensation plans	110		110						110
Income tax share-based compensation plans	4		4						4
Balance as of December 31, 2020 at Dec. 31, 2021	14,475	177	4,646	(344)	(25)	1,117	9,344	(476)	14,438	36
Total comprehensive income (loss)	(782)			(32)	23	749	(1,527)		(786)	4
Dividend distributed	418	(3)	(326)				741		412	6
Transfer of gain on disposal of equity investments at FVTOCI to retained earnings	0			(1)			1		0
Purchase of treasury shares	24						0	24	24
Re-issuance of treasury shares	7		(43)				(28)	77	7
Forward contracts	(64)						76	(140)	(64)
Share call options			(6)				5	(12)
Cancellation of treasury shares	299	(2)					(298)	299
Share-based compensation plans	95		95						95
Income tax share-based compensation plans	(1)		(1)						(1)
Balance as of December 31, 2020 at Dec. 31, 2022	€ 13,283	€ 178	€ 5,025	€ (376)	€ (2)	€ 1,866	€ 6,832	€ (275)	€ 13,249	€ 34